OPERATING LEASES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) options	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Leases [Abstract]
Lease term	5 years
Number of renewal options | options	2
Term of renewal options	5 years
Third Party
Operating Leased Assets [Line Items]
Rent expense	$ 22.4	$ 22.1	$ 21.1
Related Party
Operating Leased Assets [Line Items]
Rent expense	$ 3.5	$ 3.3	$ 3.3